Schedule of Investments (unaudited)
April 30, 2024
BlackRock Future Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobiles — 1.0%
Tesla Inc.(a)	815	$149,373
Broadline Retail — 1.6%
MercadoLibre Inc.(a)	157	229,016
Communications Equipment — 1.8%
Accton Technology Corp.	12,000	168,113
Zhongji Innolight Co. Ltd., Class A	3,500	88,071
		256,184
Construction & Engineering — 0.5%
Quanta Services Inc.	304	78,602
Consumer Finance — 1.5%
Kaspi.KZ JSC	1,787	210,437
Electrical Equipment — 1.0%
Vertiv Holdings Co., Class A	1,519	141,267
Electronic Equipment, Instruments & Components — 5.8%
Cognex Corp.	2,079	86,362
Coherent Corp.(a)	2,071	113,139
E Ink Holdings Inc.	11,000	70,325
Jabil Inc.	1,605	188,363
Lotes Co. Ltd.	3,051	133,646
TDK Corp.	2,500	111,527
Yageo Corp.	7,000	133,522
		836,884
Entertainment — 3.8%
Nintendo Co. Ltd.	2,300	112,168
Spotify Technology SA(a)	852	238,935
Take-Two Interactive Software Inc.(a)	1,365	194,936
		546,039
Financial Services — 0.6%
Wise PLC, Class A(a)	8,823	84,793
Health Care Technology — 0.4%
Schrodinger Inc.(a)	2,430	59,243
Hotels, Restaurants & Leisure — 0.4%
Expedia Group Inc.(a)	485	65,296
Industrial Conglomerates — 0.6%
Hitachi Ltd.	1,000	92,261
Interactive Media & Services — 3.0%
Kakao Corp.	2,511	87,204
Pinterest Inc., Class A(a)	4,304	143,969
Reddit Inc., Class A(a)	2,657	118,077
Snap Inc., Class A, NVS(a)	5,322	80,096
		429,346
IT Services — 3.9%
Cloudflare Inc., Class A(a)	1,398	122,185
Globant SA(a)	320	57,149
MongoDB Inc., Class A(a)	766	279,728
NEC Corp.	1,500	108,603
		567,665
Machinery — 0.5%
Harmonic Drive Systems Inc.	3,200	79,919
Media — 1.8%
Informa PLC	27,100	268,287
Professional Services — 2.8%
Legalzoom.com Inc.(a)	5,728	68,450
Thomson Reuters Corp.(b)	555	83,861
Wolters Kluwer NV	1,651	247,165
		399,476
Semiconductors & Semiconductor Equipment — 35.2%
Alchip Technologies Ltd.	2,000	188,630
Amkor Technology Inc.	3,038	98,279
ARM Holdings PLC, ADR(a)(b)	1,440	145,742
ASM International NV	666	418,940
ASMPT Ltd.	8,100	100,664
Astera Labs Inc.(a)	1,307	110,781
BE Semiconductor Industries NV	1,529	202,859
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Credo Technology Group Holding Ltd.(a)	6,561	$117,245
Disco Corp.	500	142,423
eMemory Technology Inc.	1,000	67,213
Entegris Inc.	1,037	137,838
King Yuan Electronics Co. Ltd.	33,000	96,024
KLA Corp.	329	226,776
Kokusai Electric Corp., NVS	3,800	100,410
Lasertec Corp.	600	129,423
Lattice Semiconductor Corp.(a)	1,620	111,132
MACOM Technology Solutions Holdings Inc., Class H(a)	702	71,569
Marvell Technology Inc.(b)	3,272	215,658
Monolithic Power Systems Inc.	330	220,879
Nvidia Corp.	1,365	1,179,387
Phison Electronics Corp.	6,000	128,077
Rambus Inc.(a)	3,067	168,133
Silicon Laboratories Inc.(a)	471	57,222
SK Hynix Inc.	2,939	362,689
SOITEC(a)	798	78,030
STMicroelectronics NV, ADR(b)	1,683	66,580
Towa Corp.	1,600	92,145
Wolfspeed Inc.(a)	2,407	65,061
		5,099,809
Software — 24.0%
Altair Engineering Inc., Class A(a)(b)	706	56,798
Altium Ltd.	4,366	184,463
Appfolio Inc., Class A(a)	342	77,559
Confluent Inc.(a)(b)	3,416	96,058
CyberArk Software Ltd.(a)	354	84,695
Datadog Inc., Class A(a)	1,281	160,765
DoubleVerify Holdings Inc.(a)(b)	2,137	62,614
Freee KK(a)	2,400	42,007
HashiCorp Inc.(a)	4,022	130,554
Informatica Inc. , Class A(a)	3,779	117,036
Kinaxis Inc.(a)	926	98,603
Manhattan Associates Inc.(a)	642	132,291
Monday.com Ltd.(a)	525	99,398
Money Forward Inc.(a)	2,100	73,125
nCino Inc.(a)	1,671	48,726
Nemetschek SE	1,135	100,299
Nutanix Inc., Class A(a)	2,501	151,811
Palo Alto Networks Inc.(a)	488	141,954
PTC Inc.(a)	567	100,608
Q2 Holdings Inc.(a)	1,466	75,338
Sage Group PLC (The)	6,308	91,472
Samsara Inc.(a)	4,872	170,179
SentinelOne Inc., Class A(a)	4,684	98,973
SiteMinder Ltd.(a)	31,020	113,105
Synopsys Inc.(a)	960	509,366
Vertex Inc., Class A(a)(b)	2,572	74,922
Workday Inc., Class A(a)	386	94,466
Xero Ltd.(a)	2,349	182,372
Zscaler Inc.(a)	569	98,403
		3,467,960
Technology Hardware, Storage & Peripherals — 7.8%
Pure Storage Inc., Class A(a)	6,824	343,929
Shenzhen Transsion Holdings Co. Ltd., Class A	3,108	61,700
Super Micro Computer Inc.(a)	287	246,476
Western Digital Corp.(a)(b)	2,612	185,008
Wistron Corp.	21,000	71,905
Wiwynn Corp.	3,000	213,417
		1,122,435
Total Long-Term Investments — 98.0% (Cost: $10,111,687)		14,184,292
Short-Term Securities
Money Market Funds — 8.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)(e)	898,500	898,769

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Future Tech ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	270,000	$270,000
Total Short-Term Securities — 8.1% (Cost: $1,168,603)		1,168,769
Total Investments — 106.1% (Cost: $11,280,290)		15,353,061
Liabilities in Excess of Other Assets — (6.1)%		(878,140)
Net Assets — 100.0%		$14,474,921

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$703,634	$194,999 (a)	$—	$170	$(34)	$898,769	898,500	$2,480 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	250,000	20,000 (a)	—	—	—	270,000	270,000	9,788	—
				$170	$(34)	$1,168,769		$12,268	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$9,218,996	$4,965,296	$—	$14,184,292
Short-Term Securities
Money Market Funds	1,168,769	—	—	1,168,769
	$10,387,765	$4,965,296	$—	$15,353,061

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Future Tech ETF

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares